ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Feb. 28, 2025
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule Of Major Subsidiaries And Consolidated Variable Interest Entities And Schools

		Place of
	Later of date of	incorporation (or	Percentage
	incorporation or	establishment)	of legal	Principal	Nature of
Name	acquisition	/operation	ownership	activities	company
TAL Holding Limited (“TAL Hong Kong”)	March 11, 2008	Hong Kong	100%	Intermediate holding company	Subsidiary
Beijing Century TAL Education Technology Co., Ltd. (“TAL Beijing”)	May 8, 2008	Beijing	100%	Software sales and consulting services	Subsidiary
Beijing Xintang Sichuang Education Technology Co., Ltd. (“Beijing Xintang Sichuang”)	August 27, 2012	Beijing	100%	Software and network development, sales, and consulting services	Subsidiary
Pengxin TAL Industrial Investment (Shanghai) Co., Ltd. (“Pengxin TAL”)	June 26, 2014	Shanghai	100%	Investment management and consulting services	Subsidiary
Shenzhen Xingtong Technology Co., Ltd. (“Shenzhen Xingtong”)	March 10, 2022	Shenzhen	100%	Learning device development and sales	Subsidiary
Beijing Xueersi Education Technology Co., Ltd. (“Xueersi Education”)	December 31, 2005	Beijing	N/A*	Sales of educational materials and products	VIE
Beijing Xueersi Network Technology Co., Ltd. (“Xueersi Network”)	August 23, 2007	Beijing	N/A*	Technology development and educational consulting services	VIE
Xinxin Xiangrong Education Technology (Beijing) Co., Ltd. (“Xinxin Beijing”)	June 23, 2015	Beijing	N/A*	Technology development and educational consulting services	VIE
Xinxin Xiangrong Culture Development (Shenzhen) Co., Ltd. ( “Xinxin Shenzhen”)	August 30, 2022	Shenzhen	N/A*	Technology development and educational consulting services	VIE
TAL Education Technology (Jiangsu) Co., Ltd. (“TAL Jiangsu”)	July 4, 2018	Jiangsu	N/A*	Technology development and consulting services	VIE’s subsidiaries and schools
Shidai TAL Education Technology (Beijing) Co., Ltd. (“Shidai TAL”)	July 26, 2018	Beijing	N/A*	Technology development and consulting services	VIE’s subsidiaries and schools
*	These entities are controlled by the Company pursuant to the contractual arrangements disclosed below.

Schedule of Variable Interest Entities

	As of February 29,	As of February 28,
	2024	2025
Cash and cash equivalents	$524,271	$513,971
Other current assets	312,149	343,250

Total current assets	836,420	857,221

Property and equipment, net	347,032	404,331
Other non-current assets	611,982	596,552

Total assets	1,795,434	1,858,104

Deferred revenue, current	350,887	531,655
Other current liabilities	540,620	629,886

Total current liabilities	891,507	1,161,541

Total non-current liabilities	188,149	193,381

Total liabilities	$1,079,656	$1,354,922

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2023	2024	2025
Net revenues	$865,846	$1,230,855	$1,834,109
Net income	$206,431	$257,674	$395,184

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2023	2024	2025
Net cash provided by operating activities	$170,478	$480,165	$662,600
Net cash used in investing activities	$(76,209)	$(137,073)	$(87,476)
Net cash used in financing activities	$—	$—	$(273)